UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584

Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: January 1, 2016 – March 31, 2016

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 130.4%
Consumer, Non-cyclical - 26.7%
Hologic, Inc.*	14,307	$493,592
Mead Johnson Nutrition Co. — Class A1	5,399	458,753
Robert Half International, Inc.[1]	9,551	444,886
Universal Health Services, Inc. — Class B	3,518	438,764
Constellation Brands, Inc. — Class A1	2,865	432,873
Total System Services, Inc.[1]	9,088	432,408
Zoetis, Inc.	9,722	430,977
McCormick & Company, Inc.[1]	4,320	429,755
Equifax, Inc.[1]	3,753	428,930
Patterson Companies, Inc.[1]	9,180	427,145
Tenet Healthcare Corp.*,1	14,749	426,689
Verisk Analytics, Inc. — Class A*	5,335	426,373
Danaher Corp.[1]	4,492	426,111
United Rentals, Inc.*	6,824	424,385
Boston Scientific Corp.*,1	22,552	424,204
HCA Holdings, Inc.*	5,431	423,890
McGraw Hill Financial, Inc.[1]	4,279	423,536
Molson Coors Brewing Co. — Class B1	4,402	423,384
Nielsen Holdings plc	8,034	423,070
CR Bard, Inc.[1]	2,087	422,972
General Mills, Inc.[1]	6,667	422,354
Amgen, Inc.[1]	2,816	422,204
Abbott Laboratories[1]	10,083	421,772
Intuitive Surgical, Inc.*,1	701	421,336
Colgate-Palmolive Co.[1]	5,954	420,651
DaVita HealthCare Partners, Inc.*,1	5,729	420,394
Avery Dennison Corp.[1]	5,828	420,257
UnitedHealth Group, Inc.[1]	3,254	419,441
Automatic Data Processing, Inc.[1]	4,664	418,407
Coca-Cola Co.[1]	9,006	417,787
Baxalta, Inc.[1]	10,332	417,413
Gilead Sciences, Inc.[1]	4,540	417,044
Illumina, Inc.*	2,567	416,136
Moody's Corp.[1]	4,308	415,980
Stryker Corp.[1]	3,877	415,963
Kraft Heinz Co.[1]	5,290	415,582
Zimmer Biomet Holdings, Inc.[1]	3,892	415,004
Sysco Corp.[1]	8,880	414,962
ConAgra Foods, Inc.[1]	9,281	414,118
Henry Schein, Inc.*	2,398	413,967
Philip Morris International, Inc.[1]	4,219	413,927
Baxter International, Inc.[1]	10,056	413,100
Laboratory Corporation of America Holdings*,1	3,525	412,883
Becton Dickinson and Co.[1]	2,718	412,647
Kellogg Co.[1]	5,389	412,528
Church & Dwight Company, Inc.	4,474	412,413
Estee Lauder Companies, Inc. — Class A1	4,372	412,323
PepsiCo, Inc.[1]	4,018	411,765
Altria Group, Inc.[1]	6,564	411,300
Quest Diagnostics, Inc.[1]	5,756	411,266
Kimberly-Clark Corp.[1]	3,057	411,197

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Consumer, Non-cyclical - 26.7% (continued)
Thermo Fisher Scientific, Inc.[1]	2,903	$411,036
Varian Medical Systems, Inc.*,1	5,136	410,983
Western Union Co.[1]	21,301	410,896
Cintas Corp.[1]	4,570	410,432
Coca-Cola Enterprises, Inc.[1]	8,085	410,233
Procter & Gamble Co.[1]	4,979	409,821
Edwards Lifesciences Corp.*,1	4,645	409,735
Brown-Forman Corp. — Class B1	4,158	409,438
Johnson & Johnson[1]	3,779	408,888
JM Smucker Co.[1]	3,143	408,087
Biogen, Inc.*,1	1,567	407,921
Quanta Services, Inc.*,1	18,044	407,073
Alexion Pharmaceuticals, Inc.*,1	2,923	406,940
Clorox Co.[1]	3,219	405,787
Campbell Soup Co.[1]	6,361	405,768
ADT Corp.[1]	9,833	405,710
Monster Beverage Corp.*,1	3,041	405,609
Merck & Company, Inc.[1]	7,651	404,814
Hershey Co.[1]	4,390	404,275
Hormel Foods Corp.[1]	9,341	403,905
Archer-Daniels-Midland Co.[1]	11,122	403,840
Aetna, Inc.[1]	3,587	402,999
Kroger Co.[1]	10,535	402,964
AbbVie, Inc.[1]	7,051	402,753
Reynolds American, Inc.[1]	7,969	400,920
Tyson Foods, Inc. — Class A1	6,014	400,893
Bristol-Myers Squibb Co.[1]	6,266	400,272
Celgene Corp.*,1	3,997	400,060
Dr Pepper Snapple Group, Inc.[1]	4,471	399,797
Humana, Inc.[1]	2,178	398,465
PayPal Holdings, Inc.*,1	10,308	397,889
Express Scripts Holding Co.*,1	5,792	397,852
Cardinal Health, Inc.[1]	4,853	397,703
St. Jude Medical, Inc.[1]	7,226	397,430
Pfizer, Inc.[1]	13,346	395,575
Anthem, Inc.[1]	2,845	395,427
Dentsply Sirona, Inc.[1]	6,412	395,172
Medtronic plc[1]	5,263	394,725
AmerisourceBergen Corp. — Class A1	4,546	393,456
Eli Lilly & Co.[1]	5,453	392,671
Regeneron Pharmaceuticals, Inc.*,1	1,079	388,915
Mylan N.V.*,1	8,376	388,228
Cigna Corp.[1]	2,815	386,331
Mondelez International, Inc. — Class A1	9,610	385,553
McKesson Corp.[1]	2,446	384,634
Whole Foods Market, Inc.[1]	12,320	383,275
Perrigo Company plc[1]	2,993	382,894
H&R Block, Inc.[1]	14,450	381,769
Vertex Pharmaceuticals, Inc.*	4,719	375,113
Allergan plc*,1	1,361	364,789
Mallinckrodt plc*,1	5,902	361,675
Centene Corp.*	5,699	350,887
Endo International plc*	9,600	270,240
Total Consumer, Non-cyclical		42,491,335
Financial - 23.4%
Weyerhaeuser Co. REIT[1]	14,173	439,079

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Financial - 23.4% (continued)
Public Storage REIT	1,585	$437,190
Extra Space Storage, Inc. REIT	4,675	436,926
Visa, Inc. — Class A1	5,683	434,636
MasterCard, Inc. — Class A1	4,595	434,228
Iron Mountain, Inc. REIT[1]	12,805	434,218
Apartment Investment & Management Co. — Class A REIT[1]	10,366	433,506
Progressive Corp.[1]	12,257	430,711
UDR, Inc. REIT	11,177	430,650
Affiliated Managers Group, Inc.*,1	2,649	430,197
Ventas, Inc. REIT[1]	6,809	428,694
Realty Income Corp. REIT	6,827	426,756
Legg Mason, Inc.[1]	12,250	424,830
Essex Property Trust, Inc. REIT[1]	1,814	424,222
Welltower, Inc. REIT[1]	6,117	424,153
Equinix, Inc. REIT	1,280	423,308
Alliance Data Systems Corp.*,1	1,924	423,280
Prologis, Inc. REIT[1]	9,580	423,244
CBRE Group, Inc. — Class A*,1	14,685	423,222
American Tower Corp. — Class A REIT[1]	4,134	423,198
Aon plc[1]	4,051	423,126
AvalonBay Communities, Inc. REIT[1]	2,222	422,624
Kimco Realty Corp. REIT[1]	14,653	421,713
Boston Properties, Inc. REIT[1]	3,317	421,525
Discover Financial Services[1]	8,277	421,465
Marsh & McLennan Companies, Inc.[1]	6,930	421,275
American Express Co.[1]	6,846	420,344
Simon Property Group, Inc. REIT[1]	2,022	419,950
Hartford Financial Services Group, Inc.[1]	9,104	419,511
Equity Residential REIT[1]	5,584	418,968
Allstate Corp.[1]	6,213	418,570
General Growth Properties, Inc. REIT[1]	14,076	418,479
XL Group plc — Class A1	11,370	418,416
Travelers Companies, Inc.[1]	3,582	418,055
Vornado Realty Trust REIT[1]	4,425	417,853
Invesco Ltd.[1]	13,569	417,518
Federal Realty Investment Trust REIT	2,673	417,122
American International Group, Inc.[1]	7,696	415,969
SL Green Realty Corp. REIT	4,290	415,615
Goldman Sachs Group, Inc.[1]	2,644	415,055
Franklin Resources, Inc.[1]	10,612	414,399
CME Group, Inc. — Class A1	4,303	413,302
Ameriprise Financial, Inc.[1]	4,396	413,268
Loews Corp.[1]	10,792	412,902
Aflac, Inc.[1]	6,537	412,747
T. Rowe Price Group, Inc.[1]	5,605	411,743
State Street Corp.[1]	7,024	411,045
Berkshire Hathaway, Inc. — Class B*,1	2,894	410,601

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Financial - 23.4% (continued)
Crown Castle International Corp. REIT	4,745	$410,443
Comerica, Inc.[1]	10,823	409,866
Nasdaq, Inc.[1]	6,170	409,565
Host Hotels & Resorts, Inc. REIT[1]	24,478	408,783
U.S. Bancorp[1]	10,061	408,375
BlackRock, Inc. — Class A1	1,198	408,003
Navient Corp.[1]	34,007	407,064
People's United Financial, Inc.[1]	25,537	406,804
JPMorgan Chase & Co.[1]	6,860	406,249
HCP, Inc. REIT[1]	12,460	405,947
M&T Bank Corp.[1]	3,657	405,927
Intercontinental Exchange, Inc.[1]	1,725	405,617
Synchrony Financial*	14,124	404,794
Assurant, Inc.[1]	5,246	404,729
Charles Schwab Corp.[1]	14,435	404,469
Chubb Ltd.[1]	3,394	404,395
MetLife, Inc.[1]	9,199	404,204
Cincinnati Financial Corp.[1]	6,177	403,729
Northern Trust Corp.[1]	6,195	403,728
Macerich Co. REIT[1]	5,084	402,856
Torchmark Corp.[1]	7,426	402,192
KeyCorp[1]	36,281	400,542
Willis Towers Watson plc	3,375	400,478
Prudential Financial, Inc.[1]	5,534	399,665
Bank of America Corp.[1]	29,519	399,097
PNC Financial Services Group, Inc.[1]	4,711	398,409
Lincoln National Corp.[1]	10,161	398,311
Principal Financial Group, Inc.[1]	10,086	397,893
Unum Group[1]	12,849	397,291
Capital One Financial Corp.[1]	5,731	397,216
Bank of New York Mellon Corp.[1]	10,783	397,138
SunTrust Banks, Inc.[1]	11,005	397,060
Huntington Bancshares, Inc.[1]	41,453	395,462
Citigroup, Inc.[1]	9,469	395,331
Zions Bancorporation[1]	16,328	395,301
Wells Fargo & Co.[1]	8,130	393,167
BB&T Corp.[1]	11,816	393,118
E*TRADE Financial Corp.*,1	16,020	392,330
Morgan Stanley[1]	15,656	391,557
Fifth Third Bancorp[1]	23,395	390,463
Citizens Financial Group, Inc.[1]	18,579	389,230
Regions Financial Corp.[1]	49,401	387,798
Total Financial		37,104,004
Consumer, Cyclical - 19.2%
Starwood Hotels & Resorts Worldwide, Inc.[1]	5,781	482,308
PVH Corp.[1]	4,654	461,026
Staples, Inc.[1]	41,751	460,514
Royal Caribbean Cruises Ltd.[1]	5,590	459,218
Signet Jewelers Ltd.	3,660	453,950
Carnival Corp.[1]	8,496	448,334
Whirlpool Corp.[1]	2,472	445,800
Harman International Industries, Inc.[1]	5,000	445,200
Wynn Resorts Ltd.[1]	4,730	441,924
Newell Rubbermaid, Inc.[1]	9,890	438,028
WW Grainger, Inc.[1]	1,874	437,448

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Consumer, Cyclical - 19.2% (continued)
BorgWarner, Inc.[1]	11,326	$434,918
Delphi Automotive plc[1]	5,792	434,516
Yum! Brands, Inc.[1]	5,234	428,403
Lowe's Companies, Inc.[1]	5,644	427,533
Harley-Davidson, Inc.[1]	8,319	427,014
Lennar Corp. — Class A1	8,807	425,907
Fastenal Co.[1]	8,687	425,663
Leggett & Platt, Inc.[1]	8,767	424,323
Genuine Parts Co.[1]	4,268	424,068
Johnson Controls, Inc.[1]	10,867	423,487
Home Depot, Inc.[1]	3,169	422,840
TJX Companies, Inc.[1]	5,392	422,463
PACCAR, Inc.[1]	7,720	422,207
Starbucks Corp.[1]	7,068	421,960
Walgreens Boots Alliance, Inc.[1]	5,000	421,200
McDonald's Corp.[1]	3,349	420,902
Southwest Airlines Co.[1]	9,395	420,896
CVS Health Corp.[1]	4,056	420,729
Marriott International, Inc. — Class A1	5,909	420,603
GameStop Corp. — Class A1	13,238	420,042
Costco Wholesale Corp.[1]	2,665	419,952
Dollar Tree, Inc.*,1	5,087	419,474
Mohawk Industries, Inc.*,1	2,197	419,407
Under Armour, Inc. — Class A*	4,937	418,805
Hasbro, Inc.[1]	5,220	418,122
United Continental Holdings, Inc.*	6,974	417,464
NIKE, Inc. — Class B1	6,775	416,459
DR Horton, Inc.[1]	13,771	416,297
Tiffany & Co.[1]	5,666	415,771
Delta Air Lines, Inc.[1]	8,536	415,532
Wal-Mart Stores, Inc.[1]	6,060	415,049
Mattel, Inc.[1]	12,320	414,198
L Brands, Inc.[1]	4,716	414,112
PulteGroup, Inc.[1]	22,123	413,921
Ford Motor Co.[1]	30,630	413,505
Nordstrom, Inc.[1]	7,206	412,255
Advance Auto Parts, Inc.[1]	2,567	411,592
Coach, Inc.[1]	10,264	411,484
Dollar General Corp.[1]	4,788	409,853
General Motors Co.[1]	13,022	409,281
O'Reilly Automotive, Inc.*,1	1,495	409,122
Target Corp.[1]	4,972	409,096
Tractor Supply Co.	4,507	407,703
AutoZone, Inc.*,1	511	407,109
Urban Outfitters, Inc.*,1	12,294	406,808
Ross Stores, Inc.[1]	7,023	406,632
Wyndham Worldwide Corp.[1]	5,320	406,608
Goodyear Tire & Rubber Co.[1]	12,324	406,446
Macy's, Inc.[1]	9,178	404,658
CarMax, Inc.*,1	7,845	400,879
Darden Restaurants, Inc.	6,024	399,391
Bed Bath & Beyond, Inc.*,1	8,032	398,708
Ralph Lauren Corp. — Class A1	4,133	397,843
VF Corp.[1]	6,135	397,303
The Gap, Inc.[1]	13,492	396,665
Michael Kors Holdings Ltd.*	6,958	396,328
American Airlines Group, Inc.	9,585	393,081
Hanesbrands, Inc.	13,841	392,254

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Consumer, Cyclical - 19.2% (continued)
Best Buy Company, Inc.[1]	11,930	$387,009
Kohl's Corp.[1]	8,294	386,583
Chipotle Mexican Grill, Inc. — Class A*,1	802	377,718
AutoNation, Inc.*,1	7,964	371,760
Total Consumer, Cyclical		30,525,661
Industrial - 16.4%
FedEx Corp.[1]	2,819	458,708
Stericycle, Inc.*,1	3,509	442,801
Owens-Illinois, Inc.*,1	27,598	440,465
Pentair plc[1]	8,077	438,258
Textron, Inc.[1]	12,008	437,812
Corning, Inc.[1]	20,929	437,207
Rockwell Automation, Inc.[1]	3,818	434,298
Masco Corp.[1]	13,803	434,104
Xylem, Inc.[1]	10,587	433,008
Emerson Electric Co.[1]	7,941	431,831
Cummins, Inc.[1]	3,914	430,305
WestRock Co.[1]	11,014	429,876
Ryder System, Inc.[1]	6,630	429,491
Ingersoll-Rand plc[1]	6,924	429,357
Norfolk Southern Corp.[1]	5,152	428,904
Stanley Black & Decker, Inc.[1]	4,071	428,310
Roper Technologies, Inc.[1]	2,342	428,047
Caterpillar, Inc.[1]	5,591	427,935
General Electric Co.[1]	13,417	426,526
United Parcel Service, Inc. — Class B1	4,038	425,888
Fluor Corp.[1]	7,916	425,089
Illinois Tool Works, Inc.[1]	4,146	424,716
Jacobs Engineering Group, Inc.*,1	9,750	424,613
Northrop Grumman Corp.[1]	2,144	424,298
Eaton Corporation plc[1]	6,770	423,531
AMETEK, Inc.[1]	8,468	423,231
TE Connectivity Ltd.[1]	6,816	422,046
United Technologies Corp.[1]	4,207	421,121
Ball Corp.[1]	5,898	420,468
Amphenol Corp. — Class A1	7,247	419,022
3M Co.[1]	2,514	418,908
Honeywell International, Inc.[1]	3,733	418,283
FLIR Systems, Inc.[1]	12,693	418,234
Snap-on, Inc.[1]	2,664	418,221
Rockwell Collins, Inc.[1]	4,535	418,172
Dover Corp.[1]	6,484	417,116
Parker-Hannifin Corp.[1]	3,755	417,105
Sealed Air Corp.[1]	8,672	416,343
J.B. Hunt Transport Services, Inc.	4,942	416,314
CH Robinson Worldwide, Inc.[1]	5,605	416,059
Waters Corp.*,1	3,152	415,812
Lockheed Martin Corp.[1]	1,875	415,313
Martin Marietta Materials, Inc.[1]	2,600	414,726
Boeing Co.[1]	3,266	414,586
Agilent Technologies, Inc.[1]	10,376	413,484
Expeditors International of Washington, Inc.[1]	8,470	413,421
PerkinElmer, Inc.[1]	8,357	413,337
Vulcan Materials Co.[1]	3,909	412,673

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Industrial - 16.4% (continued)
Tyco International plc[1]	11,220	$411,887
Waste Management, Inc.[1]	6,970	411,230
Republic Services, Inc. — Class A1	8,606	410,076
Garmin Ltd.[1]	10,248	409,510
Kansas City Southern[1]	4,771	407,682
Allegion plc[1]	6,385	406,788
Raytheon Co.[1]	3,317	406,764
L-3 Communications Holdings, Inc.[1]	3,418	405,033
CSX Corp.[1]	15,596	401,597
Flowserve Corp.[1]	9,010	400,134
Union Pacific Corp.[1]	5,009	398,466
General Dynamics Corp.[1]	3,004	394,635
Harris Corp.[1]	5,062	394,127
Deere & Co.[1]	4,907	377,790
Total Industrial		26,025,092
Technology - 12.4%
NVIDIA Corp.[1]	12,634	450,148
Cognizant Technology Solutions Corp. — Class A*,1	7,145	447,991
Accenture plc — Class A1	3,852	444,521
Adobe Systems, Inc.*,1	4,733	443,955
Hewlett Packard Enterprise Co.[1]	24,927	441,956
Lam Research Corp.[1]	5,344	441,414
CSRA, Inc.	16,276	437,824
Activision Blizzard, Inc.[1]	12,914	437,009
Skyworks Solutions, Inc.	5,594	435,773
Apple, Inc.[1]	3,981	433,890
International Business Machines Corp.[1]	2,859	432,996
Analog Devices, Inc.[1]	7,277	430,726
Applied Materials, Inc.[1]	20,318	430,335
Pitney Bowes, Inc.[1]	19,915	428,969
HP, Inc.[1]	34,792	428,637
KLA-Tencor Corp.[1]	5,881	428,196
Oracle Corp.[1]	10,451	427,550
Fiserv, Inc.*,1	4,148	425,502
Microsoft Corp.[1]	7,670	423,614
Intuit, Inc.[1]	4,072	423,529
Broadcom Ltd.	2,735	422,558
Red Hat, Inc.*,1	5,669	422,397
Qorvo, Inc.*	8,369	421,881
Xerox Corp.[1]	37,761	421,413
Dun & Bradstreet Corp.[1]	4,071	419,639
salesforce.com, Inc.*,1	5,683	419,576
Autodesk, Inc.*,1	7,191	419,307
Citrix Systems, Inc.*,1	5,323	418,281
Electronic Arts, Inc.*,1	6,314	417,419
Texas Instruments, Inc.[1]	7,261	416,927
Paychex, Inc.[1]	7,688	415,229
Intel Corp.[1]	12,817	414,630
EMC Corp.[1]	15,513	413,421
Xilinx, Inc.[1]	8,713	413,258
NetApp, Inc.[1]	15,043	410,523
CA, Inc.[1]	13,329	410,400
Fidelity National Information Services, Inc.[1]	6,481	410,312
Linear Technology Corp.[1]	9,203	410,086
SanDisk Corp.[1]	5,307	403,757

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Technology - 12.4% (continued)
Microchip Technology, Inc.[1]	8,374	$403,627
Akamai Technologies, Inc.*,1	7,260	403,438
Teradata Corp.*,1	15,229	399,609
Cerner Corp.*,1	7,537	399,160
QUALCOMM, Inc.[1]	7,795	398,636
Seagate Technology plc[1]	11,254	387,700
Western Digital Corp.[1]	8,161	385,526
Micron Technology, Inc.*,1	35,739	374,187
Total Technology		19,747,432
Energy - 10.2%
Devon Energy Corp.[1]	16,427	450,756
Equities Corp.[1]	6,650	447,279
Columbia Pipeline Group, Inc.[1]	17,729	444,998
Murphy Oil Corp.[1]	17,169	432,487
ONEOK, Inc.[1]	14,379	429,357
Newfield Exploration Co.*,1	12,785	425,101
Range Resources Corp.[1]	13,085	423,692
Cabot Oil & Gas Corp. — Class A1	18,537	420,975
Cimarex Energy Co.[1]	4,309	419,136
Hess Corp.[1]	7,941	418,094
Pioneer Natural Resources Co.[1]	2,970	417,998
Exxon Mobil Corp.[1]	4,953	414,021
Spectra Energy Corp.[1]	13,421	410,683
Southwestern Energy Co.*,1	50,884	410,634
Chevron Corp.[1]	4,304	410,602
Anadarko Petroleum Corp.[1]	8,794	409,537
Williams Companies, Inc.[1]	25,426	408,596
Phillips 66[1]	4,710	407,838
Marathon Oil Corp.[1]	36,476	406,343
Apache Corp.[1]	8,313	405,758
ConocoPhillips[1]	10,046	404,552
FMC Technologies, Inc.*,1	14,781	404,409
Concho Resources, Inc.*	3,988	402,948
Cameron International Corp.*,1	6,006	402,702
Halliburton Co.[1]	11,270	402,564
Marathon Petroleum Corp.[1]	10,792	401,247
Schlumberger Ltd.[1]	5,427	400,241
Valero Energy Corp.[1]	6,227	399,400
Occidental Petroleum Corp.[1]	5,819	398,194
First Solar, Inc.*,1	5,789	396,373
Tesoro Corp.[1]	4,581	394,012
EOG Resources, Inc.[1]	5,414	392,948
Kinder Morgan, Inc.[1]	21,862	390,455
Baker Hughes, Inc.[1]	8,890	389,649
Diamond Offshore Drilling, Inc.[1]	17,862	388,141
Noble Energy, Inc.[1]	12,137	381,223
National Oilwell Varco, Inc.[1]	12,191	379,140
Helmerich & Payne, Inc.[1]	6,421	377,041
Chesapeake Energy Corp.[1]	86,610	356,833
Transocean Ltd.[1]	36,184	330,722
Total Energy		16,206,679
Communications - 8.9%
Yahoo!, Inc.*,1	12,040	443,192
Interpublic Group of Companies, Inc.[1]	19,129	439,010
Motorola Solutions, Inc.[1]	5,717	432,777
Omnicom Group, Inc.[1]	5,156	429,134
F5 Networks, Inc.*,1	4,044	428,057
Viacom, Inc. — Class B1	10,360	427,660

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Communications - 8.9% (continued)
Netflix, Inc.*,1	4,168	$426,095
Time Warner Cable, Inc.[1]	2,078	425,201
TripAdvisor, Inc.*,1	6,390	424,935
Amazon.com, Inc.*,1	715	424,453
Facebook, Inc. — Class A*,1	3,720	424,452
Frontier Communications Corp.[1]	75,663	422,956
CBS Corp. — Class B1	7,663	422,155
Comcast Corp. — Class A1	6,881	420,291
Time Warner, Inc.[1]	5,781	419,412
Verizon Communications, Inc.[1]	7,749	419,066
Cisco Systems, Inc.[1]	14,611	415,975
AT&T, Inc.[1]	10,612	415,672
Level 3 Communications, Inc.*,1	7,830	413,816
Walt Disney Co.[1]	4,156	412,732
Scripps Networks Interactive, Inc. — Class A1	6,296	412,388
Cablevision Systems Corp. — Class A1	12,376	408,408
VeriSign, Inc.*,1	4,612	408,347
CenturyLink, Inc.[1]	12,773	408,225
Symantec Corp.[1]	22,135	406,841
eBay, Inc.*,1	16,947	404,355
Juniper Networks, Inc.[1]	15,531	396,196
Priceline Group, Inc.*,1	307	395,711
Tegna, Inc.[1]	16,474	386,480
Expedia, Inc.[1]	3,542	381,898
News Corp. — Class A1	26,687	340,793
Twenty-First Century Fox, Inc. — Class A1	10,628	296,309
Discovery Communications, Inc. — Class C*,1	9,293	250,911
Alphabet, Inc. — Class A*,1	274	209,035
Alphabet, Inc. — Class C*,1	279	207,841
Discovery Communications, Inc. — Class A*,1	5,386	154,201
Twenty-First Century Fox, Inc. — Class B	3,914	110,375
News Corp. — Class B	7,540	99,905
Total Communications		14,165,260
Utilities - 7.7%
AES Corp.[1]	37,311	440,271
Public Service Enterprise Group, Inc.[1]	9,183	432,888
Pinnacle West Capital Corp.[1]	5,719	429,325
Sempra Energy[1]	4,093	425,876
Consolidated Edison, Inc.[1]	5,556	425,701
SCANA Corp.[1]	6,060	425,109
Entergy Corp.[1]	5,362	425,099
PG&E Corp.[1]	7,102	424,131
PPL Corp.[1]	11,134	423,871
Dominion Resources, Inc.[1]	5,636	423,376
Southern Co.[1]	8,176	422,944
Ameren Corp.[1]	8,442	422,944
Duke Energy Corp.[1]	5,235	422,360
NiSource, Inc.[1]	17,901	421,748
Xcel Energy, Inc.[1]	10,081	421,587
CMS Energy Corp.[1]	9,931	421,472
American Electric Power Company, Inc.[1]	6,338	420,843

	Shares	Value
COMMON STOCKS† - 130.4% (continued)
Utilities - 7.7% (continued)
WEC Energy Group, Inc.[1]	7,000	$420,490
Exelon Corp.[1]	11,721	420,315
Eversource Energy[1]	7,198	419,931
CenterPoint Energy, Inc.[1]	20,072	419,906
DTE Energy Co.[1]	4,612	418,124
NextEra Energy, Inc.[1]	3,515	415,965
Edison International[1]	5,782	415,668
American Water Works Company, Inc.[1]	5,977	411,995
FirstEnergy Corp.[1]	11,402	410,130
AGL Resources, Inc.[1]	6,291	409,796
TECO Energy, Inc.[1]	14,840	408,545
NRG Energy, Inc.[1]	29,626	385,434
Total Utilities		12,185,844
Basic Materials - 5.2%
Freeport-McMoRan, Inc.[1]	42,625	440,743
PPG Industries, Inc.[1]	3,876	432,135
Air Products & Chemicals, Inc.[1]	2,983	429,701
Ecolab, Inc.[1]	3,827	426,787
Nucor Corp.[1]	8,970	424,281
International Flavors & Fragrances, Inc.[1]	3,701	421,063
Praxair, Inc.[1]	3,664	419,345
International Paper Co.[1]	10,202	418,690
Eastman Chemical Co.[1]	5,700	411,711
Alcoa, Inc.[1]	42,759	409,631
FMC Corp.[1]	10,139	409,311
Dow Chemical Co.[1]	8,042	409,016
Airgas, Inc.[1]	2,875	407,215
Sherwin-Williams Co.[1]	1,429	406,793
Newmont Mining Corp.[1]	15,257	405,531
EI du Pont de Nemours & Co.[1]	6,377	403,792
LyondellBasell Industries N.V. — Class A1	4,653	398,204
Monsanto Co.[1]	4,476	392,725
Mosaic Co.[1]	14,183	382,941
CF Industries Holdings, Inc.[1]	11,422	357,965
Total Basic Materials		8,207,580
Diversified - 0.3%
Leucadia National Corp.[1]	26,675	431,335
[1]	–	–
Total Common Stocks
(Cost $193,590,398)		207,090,222
SHORT TERM INVESTMENTS† - 2.7%
Dreyfus Treasury Prime Cash Management
Institutional Shares 0.00%[1,2]	4,326,617	4,326,617
Total Short Term Investments
(Cost $4,326,617)		4,326,617
Total Investments - 133.1%
(Cost $197,917,015)		$211,416,839

Guggenheim Equal Weight Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2016

	Contracts	Value
OPTIONS WRITTEN*,† - (1.5)%
Call options on:
SPDR Select Sector Fund Industrial Expiring April 2016 with strike price of $57.00	918	$(9,639)
SPDR Select Sector Fund Consumer Discretionary Expiring April 2016 with strike price of $78.00	652	(100,082)
S&P 500 Index Expiring April 2016 with strike price of $2,090.00	199	(101,490)
SPDR Select Sector Fund Technology Expiring April 2016 with strike price of $44.00	2,343	(166,353)

	Contracts	Value
OPTIONS WRITTEN*,† - (1.5)% (continued)
Russell 2000 Index Expiring April 2016 with strike price of $1,120.00	465	$(446,400)
Dow Jones Index Expiring April 2016 with strike price of $176.00	2,906	(646,585)
NASDAQ 100 Index Expiring April 2016 with strike price of $4,400.00	92	(987,160)
Total Call Options Written
(Premiums received $2,093,722)		(2,457,709)
Other Assets & Liabilities, net - (31.6)%		(50,117,783)
Total Net Assets - 100.0%		$158,841,347

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1
All or a portion of these securities have been physically segregated in connection with borrowings and/or written options. As of March 31, 2016, the total market value of the segregated securities was $168,249,803.

2	Rate indicated is the 7-day yield as of March 31, 2016.

N.V.	Publicly Traded Company
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

See Sector Classification in Supplemental Information section.

The following tables summarize the inputs used to value the Fund’s investments at March 31, 2016:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Common Stocks	$207,090,222	$–	$–	$207,090,222
Short Term Investments	4,326,617	–	–	4,326,617
Total Assets	$211,416,839	$–	$–	$211,416,839
Liabilities:
Call Options Written	$2,457,709	$–	$–	$2,457,709
Total Liabilities	$2,457,709	$–	$–	$2,457,709

Please refer to the detailed portfolio for a breakdown of investment type by industry category.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels for the period ended March 31, 2016.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Equal Weight Enhanced Equity Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Exchange traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time.  Investments in foreign securities may involve risks not present in domestic investments.

The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and the Adviser are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of March 31, 2016, cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation On Investments
$201,656,110	$29,102,947	$(19,342,218)	$9,760,729

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:      May 26, 2016

By:          /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       May 26, 2016